Independent Accountants’ Report on Applying Agreed-Upon Procedures

DriveTime Automotive Group, Inc.

DT Acceptance Corporation (together, the “Company”)

Citigroup Global Markets Inc.

Wells Fargo Securities, LLC

Deutsche Bank Securities Inc.

Guggenheim Securities, LLC

(collectively, with the Company, the “Specified Parties”)

Re: DT Auto Owner Trust 2015-3, Asset-Backed Notes

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to a pool of automobile retail installment sale contracts which we were informed are intended to be included as collateral in the offering of the DT Auto Owner Trust 2015-3, Asset Backed Notes. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below, either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

DT Auto Owner Trust 2015-3, Asset-Backed Notes

September 23, 2015

•	The term “Loans” means auto loans secured by used automobiles, light duty trucks, vans and minivans.

•	The phrase “Data File” means an electronic data file, prepared and provided to us by the Company on September 14, 2015, containing certain information related to 26,071 Loans and their related attributes as of August 31, 2015. The Company is responsible for the information set forth in the Data File.

•	The phrase “Selected Loans” means a sample of 150 Loans that we selected randomly from the Data File as instructed by the Company. A listing of the Selected Loans is attached hereto as Exhibit A.

•	The phrase “Loan File” means any file containing some or all of the following documents: Installment Sale Contract, Modification Agreement, “Customer Note Inquiry” screen print, Interest Rate Buydown Letter, Proof of Change of Residency, Borrower Driver’s License, Certificate of Title, Title Application, Lessor’s Report of Sale, Vintek Lien and Title Information Report, Credit Application, or Agreement to Provide Insurance. The Loan File, maintained and furnished to us by the Company, was represented by the Company to be either the original Loan File, a copy of the original Loan File, and/or electronic records contained within the Company’s servicing system. We make no representation regarding the validity or accuracy of these documents or the execution of the Installment Sale Contract or Modification Agreement by the borrower.

I.	The Selected Loans

At the request of the Specified Parties, we performed the following procedures with respect to the Selected Loans. For each of the Selected Loans, we compared the attributes listed below to the corresponding information appearing on or derived from a copy of the applicable Loan File document(s) (“Loan File Documents”) provided to us by the Company.

The Specified Parties indicated that the absence of any of the applicable Loan File Documents noted below or the inability to agree the indicated information from the Data File to the applicable Loan File Documents for each of the attributes identified constituted an exception. The Loan File Documents are listed in the order of priority until such attribute was compared.

Attribute	Loan File Document(s)
Borrower Name	Installment Sale Contract
Original Amount Financed	Installment Sale Contract, Modification Agreement, or “Customer Note Inquiry” screen print
Recomputed Original Term	Installment Sale Contract
Scheduled Monthly Payment	Installment Sale Contract or Interest Rate Buydown Letter
Annual Percentage Rate (“APR”)	Installment Sale Contract or Interest Rate Buydown Letter

DT Auto Owner Trust 2015-3, Asset-Backed Notes

September 23, 2015

Attribute	Loan File Document(s)
New vs. Used	Installment Sale Contract
Origination Date	Installment Sale Contract
First Payment Date	Installment Sale Contract
Original Maturity Date	Installment Sale Contract or Modification Agreement
Borrowers State	Installment Sale Contract, Proof of Change of Residency, or Borrower Driver’s License
Legal Owner or Lien Holder Name	Certificate of Title, Title Application, Lessor’s Report of Sale, or Vintek Lien and Title Information Report
Presence of Credit Application	Credit Application
Presence of Certificate of Title	Certificate of Title, Title Application, or Vintek Lien and Title Information Report
Presence of Agreement to Provide Insurance Presence of Truth-in-Lending Disclosure Statement	Agreement to Provide Insurance Installment Sale Contract

We were instructed by the Company to recompute the Original Term using the First Payment Date appearing on the Installment Sale Contract and the Original Maturity Date appearing on the Installment Sale Contract or Modification Agreement. We compared the recomputed Original Term to the corresponding information appearing on the Data File.

For procedures performed related to the Presence of Credit Application, Presence of Certificate of Title, Presence of Agreement to Provide Insurance, and Presence of Truth-in-Lending Disclosure Statement, we performed no procedures related to the validity of the Credit Application, the Certificate of Title, the Agreement to Provide Insurance, or the Truth-in-Lending Disclosure Statement.

The information regarding the Selected Loans was found to be in agreement with the respective information on the Loan File Documents, except as noted in Exhibit B. There were no conclusions that resulted from our procedures.

We were not engaged to, and did not, conduct an audit, examination or review, the objectives of which would be the expression of an opinion or conclusion on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information indicated in the Data File or provided by the Company, and instructions provided by the Company, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Loans or as to the conformity of their respective characteristics with those assumed for purposes of the comparisons and recomputations described herein, (ii) the reliability or accuracy of the Date File, the Loan File Documents, or data and documents furnished to us by the Specified Parties which were used in our procedures, or (iii) matters of legal interpretation.

DT Auto Owner Trust 2015-3, Asset-Backed Notes

September 23, 2015

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Loans being securitized, (iii) the compliance of the originator of the Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of DriveTime Automotive Group, Inc., DT Acceptance Corporation, Citigroup Global Markets, Inc., Wells Fargo Securities, LLC, Deutsche Bank Securities, Inc., and Guggenheim Securities, LLC. It is not intended to be and should not be used by any other person or entity, including investors or the NRSRO’s, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

September 23, 2015

THE PAGE THAT FOLLOWS CONSTITUTES EXHIBIT A.

Exhibit A

The Selected Loans

Selected Loan #	Loan #	Selected Loan #	Loan #	Selected Loan #	Loan #
1	103014845501	51	132000429701	101	137001829701
2	103015085601	52	133001686601	102	119008126001
3	103015087401	53	137000931701	103	119008032601
4	103015475701	54	115008066601	104	132000491701
5	103015538001	55	124000762401	105	119007715801
6	104016349601	56	123002208501	106	173000116201
7	105013421401	57	119008393201	107	115008174801
8	106013944801	58	119007763302	108	173000008301
9	104016143802	59	104017242101	109	123002174902
10	108015334101	60	108015015601	110	119008164401
11	114006884201	61	105013397501	111	119007309401
12	104017003001	62	105013240101	112	114008353502
13	107005471301	63	107005510803	113	115008261401
14	105013378901	64	106013898201	114	166000041901
15	105013458501	65	104017073901	115	124000597001
16	119007089801	66	104016554801	116	124000569101
17	119007931601	67	104016793101	117	108015623201
18	115008088701	68	103015262301	118	119008066101
19	137001681301	69	103015280201	119	123002191301
20	112010857401	70	103015086103	120	137001855201
21	124000670301	71	103014820201	121	108015616201
22	133001522301	72	103015119801	122	119007709701
23	115007834601	73	104016754901	123	114008095001
24	115007885401	74	106013648101	124	124000853401
25	115008186701	75	110004010401	125	119007554401
26	119005264801	76	106013701501	126	124000672201
27	119008187301	77	104017043701	127	124000652502
28	153000093001	78	106013819301	128	112010829901
29	153000410601	79	114007730502	129	108015072701
30	173000144001	80	115008107101	130	115008276501
31	119007535701	81	119006084101	131	114008542501
32	133001692701	82	110004010701	132	108015453801
33	119008286801	83	112010882101	133	106013980201
34	133002080701	84	137001592701	134	106013799301
35	132000524701	85	137001667801	135	105013572401
36	138001595101	86	142000893501	136	105013454801
37	142000456702	87	153000478601	137	105013210401
38	142000899301	88	132000387802	138	106013975201
39	173000200301	89	132000541501	139	112010934201
40	173000254501	90	119007261001	140	104016949001
41	138001886301	91	138001684101	141	104017206501
42	166000158801	92	173000186801	142	104016888201
43	132000561601	93	124000295001	143	106013870601
44	119008160601	94	124000643901	144	104017188301
45	153000268001	95	166000173301	145	103015477201
46	114008563601	96	173000291901	146	104016029601
47	112011029501	97	138001599001	147	104016669401
48	114008148901	98	138001307901	148	103015218501
49	137001511401	99	137001816101	149	103015162801
50	108013972301	100	142000714401	150	103015159201

THE PAGE THAT FOLLOWS CONSTITUTES EXHIBIT B.

Exhibit B

Exception List
Selected Loan #	Loan #	Attribute	Per Data File	Per Loan File Document(s)
16	119007089801	Presence of Credit Application	-	Not found